PROPERTY AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
PROPERTY AND EQUIPMENT [abstract]
Depreciation expense	$ 699,400	$ 383,098
Depreciation expense allocated to inventory	$ 479,662	$ 354,560